Segment Information - Results per Segment (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information
Time charter, voyage and port terminal revenues	$ 190,218	$ 211,701	$ 208,507
Sales of products	30,118	39,347	60,267
Time charter, voyage and port terminal expenses	(32,139)	(33,564)	(47,653)
Direct vessel expenses	(69,130)	(74,746)	(72,187)
Cost of products sold	(27,450)	(36,811)	(58,011)
Depreciation of vessels, port terminals and other fixed assets	(23,105)	(24,146)	(21,264)
Amortization of intangible assets	(3,523)	(3,823)	(3,822)
Amortization of deferred drydock and special survey costs	(6,870)	(7,280)	(5,838)
General and administrative expenses	(14,294)	(14,008)	(14,764)
Provision of losses on accounts receivable	(1,304)	52	(548)
Taxes other than income taxes	(9,740)	(11,976)	(9,275)
Loss on bond extinguishment	0	0	(27,281)
Interest expense and finance cost, net	(24,240)	(27,082)	(27,837)
Interest income	815	569	291
Foreign exchange differences, net	1,722	219	1,494
Other income, net	61	235	941
Income/(loss) before income taxes	11,139	18,687	(16,980)
Income tax benefit/(expense)	(982)	3,551	276
Net income/(loss)	10,157	22,238	(16,704)
Port Terminal Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	36,268	42,382	39,687
Sales of products	30,118	39,347	60,267
Time charter, voyage and port terminal expenses	(12,340)	(11,784)	(11,158)
Direct vessel expenses	0	0	0
Cost of products sold	(27,450)	(36,811)	(58,011)
Depreciation of vessels, port terminals and other fixed assets	(3,533)	(3,431)	(3,385)
Amortization of intangible assets	(706)	(1,006)	(987)
Amortization of deferred drydock and special survey costs	0	0	0
General and administrative expenses	(2,646)	(2,661)	(2,459)
Provision of losses on accounts receivable	0	0	0
Taxes other than income taxes	0	0	0
Loss on bond extinguishment			0
Interest expense and finance cost, net	(1,381)	(1,088)	(1,329)
Interest income	54	250	48
Foreign exchange differences, net	(78)	(638)	(120)
Other income, net	(98)	72	456
Income/(loss) before income taxes	18,208	24,632	23,009
Income tax benefit/(expense)	0	0	168
Net income/(loss)	18,208	24,632	23,177
Cabotage Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	52,637	63,345	59,720
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(2,098)	(2,659)	(1,938)
Direct vessel expenses	(33,596)	(41,831)	(32,672)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	(2,667)	(4,645)	(2,606)
Amortization of intangible assets	0	0	0
Amortization of deferred drydock and special survey costs	(3,765)	(4,810)	(3,000)
General and administrative expenses	(1,193)	(1,128)	(858)
Provision of losses on accounts receivable	0	0	(158)
Taxes other than income taxes	(4,617)	(5,600)	(6,090)
Loss on bond extinguishment			(5,000)
Interest expense and finance cost, net	(4,894)	(5,273)	(5,537)
Interest income	0	0	0
Foreign exchange differences, net	1,184	679	802
Other income, net	0	(450)	0
Income/(loss) before income taxes	991	(2,372)	2,663
Income tax benefit/(expense)	(1,457)	(785)	(2,025)
Net income/(loss)	(466)	(3,157)	638
Barge Business Segment
Segment Reporting Information
Time charter, voyage and port terminal revenues	101,313	105,974	109,100
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	(17,701)	(19,121)	(34,557)
Direct vessel expenses	(35,534)	(32,915)	(39,515)
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	(16,905)	(16,070)	(15,273)
Amortization of intangible assets	(2,817)	(2,817)	(2,835)
Amortization of deferred drydock and special survey costs	(3,105)	(2,470)	(2,838)
General and administrative expenses	(10,455)	(10,219)	(11,447)
Provision of losses on accounts receivable	(1,304)	52	(390)
Taxes other than income taxes	(5,123)	(6,376)	(3,185)
Loss on bond extinguishment			(22,281)
Interest expense and finance cost, net	(16,973)	(16,982)	(18,038)
Interest income	761	319	243
Foreign exchange differences, net	616	178	812
Other income, net	159	613	485
Income/(loss) before income taxes	(7,068)	166	(39,719)
Income tax benefit/(expense)	475	4,336	2,133
Net income/(loss)	(6,593)	4,502	(37,586)
Unallocated interest
Segment Reporting Information
Time charter, voyage and port terminal revenues	0	0	0
Sales of products	0	0	0
Time charter, voyage and port terminal expenses	0	0	0
Direct vessel expenses	0	0	0
Cost of products sold	0	0	0
Depreciation of vessels, port terminals and other fixed assets	0	0	0
Amortization of intangible assets	0	0	0
Amortization of deferred drydock and special survey costs	0	0	0
General and administrative expenses	0	0	0
Provision of losses on accounts receivable	0	0	0
Taxes other than income taxes	0	0	0
Loss on bond extinguishment			0
Interest expense and finance cost, net	(992)	(3,739)	(2,933)
Interest income	0	0	0
Foreign exchange differences, net	0	0	0
Other income, net	0	0	0
Income/(loss) before income taxes	(992)	(3,739)	(2,933)
Income tax benefit/(expense)	0	0	0
Net income/(loss)	$ (992)	$ (3,739)	$ (2,933)